                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 24F - 2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24F - 2


            Read instructions at end of Form before preparing Form.
                             Please print or type.
_______________________________________________________________________________

 1.  Name and address of issuer:             The Glenmede Portfolios
                                             135 E. Baltimore Street
                                             Baltimore, MD  21202
_______________________________________________________________________________

 2.  Name of each series or class of funds for which this notice is filed:

     Muni Intermediate Portfolio                New Jersey Muni Portfolio

_______________________________________________________________________________


 3.  Investment Company Act File Number:        811 - 6578

     Securities Act File Number:                33 - 46593
_______________________________________________________________________________

 4.  Last day of fiscal year for which this notice is filed:   October 31, 1995

_______________________________________________________________________________

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F - 2 declaration:
                                                                           [ ]
______________________________________________________________________________

 6. Date of termination of issuer's declaration under rule 24F - 2 (a) (1), if applicable (see Instruction A. 6):

_______________________________________________________________________________

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F - 2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       0
_______________________________________________________________________________

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F - 2:

                                       0
_______________________________________________________________________________

 9.   Number and aggregrate sale price of securities sold during the fiscal year:
                             510,615 @ $5,002,809
_______________________________________________________________________________

10. Number and aggregrate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F - 2:

                             510,615 @ $5,002,809
_______________________________________________________________________________

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_______________________________________________________________________________

11. Number and aggregrate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B. 7):

                                       0
_______________________________________________________________________________

12.   Calculation of registration fee:

      (i)   Aggregrate sale price of securities sold during
            the fiscal year in reliance on rule 24F - 2
            (from Item 10):                                   $       5,002,809
                                                               -----------------
      (ii)  Aggregrate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                   +               0
                                                               -----------------
      (iii) Aggregate price of shares redeemed or repurchased
            during the fiscal year (if applicable):           -       5,002,909
                                                               -----------------
      (iv)  Aggregate price of shares redeemed or repurchased
            and previously applied as a reduction to filing
            fees pursuant to rule 24E - 2 (if applicable):    +               0
                                                               -----------------
      (v)   Net aggregate  price of  securities  sold and
            issued  during the fiscal year in reliance on
            rule 24F - 2 [line (i), plus line (ii), less
            line (iii), plus line (iv)] (if applicable):      =               0
                                                               -----------------
      (vi)  Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law
            or regulation (see Instruction C. 6):             x    0.0003448276
                                                               -----------------
      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi)]:                                       $            0.00
                                                               =================
Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
             See Instruction C. 3.
_______________________________________________________________________________

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202. 3a) .
                                                                           [ ]
_______________________________________________________________________________

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

_______________________________________________________________________________


SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By  (Signature and Title)  /s/ Brian C. Nelson
                                _______________________________________________

                                         Brian C. Nelson, Assistant Secretary
                                _______________________________________________

     Date   12/19/95
         ________________

     Please  print the name and title of the  signing  officer below the signature.
_______________________________________________________________________________

                                   EXHIBIT A

                                                                                                                       (D)
                                                                                                                  Aggregate Sales
                                                                                                                 Price of Portfolio
                           (A)                                  (B)                                              Securities Sold in
                    Gross Sales Price                     Gross Sales Price       Dividend                         Reliance Upon
                      of Portfolio     Subscriptions         of Portfolio       reinvestment        (C)             Rule 24f-2
Name of Portfolio   Securities Sold      Shares        Securities Reinvested      Shares      24e-2 Securities   (A + B) minus (C)
Muni Intermediate   $3,250,600           329,415            $        0                 0                 0          $3,250,600

NJ Muni              1,752,209           181,200                     0                 0                 0           1,752,209

TOTAL               $5,002,809           510,615            $        0                 0                 0          $5,002,809

                           (E)
                        Aggregate
                    Redemption Price                   Aggregate Sales
                      of Portfolio                    Price of Portfolio
                       Securities                     Securities on Which
                     Redeemed During   Redemptions     Fee will be Based
Name of Portfolio      Fiscal Year        Shares         (D) minus (E)
Muni Intermediate     $8,229,671          845,139          $(4,979,071)

NJ Muni                  790,244           82,755              961,965

TOTAL                 $9,019,915          927,894          $(4,017,106)

                                                             December 18, 1995



Drinker Biddle & Reath
Philadelphia National Bank Building
1345 Chestnut Street
Philadelphia, PA 19107-3496

          Re:  The Glenmede Portfolios
               -----------------------


Ladies and Gentlemen:

         We act as Administrator for The Glenmede Portfolios (the "Fund"). For the fiscal year ended October 31, 1995 (the "Fiscal Year"), we do hereby certify to the best of our knowledge that
(i) the amounts in the Fund's Rule 24f-2 Notice for the Fiscal Year are accurate and (ii) at all times during the Fiscal Year, the price per share of the Fund's shares, for purposes of purchases and redemptions, was determined as described in the Fund's registration statement, and all purchases and redemptions of shares of the Fund were effected as described therein.


                                     Very truly yours,



                                     Investment Company Capital Corp.


                                              By:        /s/ Brian C. Nelson
                                                         -------------------
                                                         Brian C. Nelson

                                              Title: Vice President

                                                             December 19, 1995



The Glenmede Portfolios
135 East Baltimore Street
Baltimore, MD  21202


         Re:      Rule 24f-2 Notice on Form 24f-2 for
                  The Glenmede Portfolios (Registration No. 33-46593)
                  ---------------------------------------------------


Ladies and Gentlemen:

                  We have acted as counsel for The Glenmede Portfolios, a Massachusetts business trust (the "Fund"), in connection with the registration, under the Securities Act of 1933, as amended, of the issuance of beneficial interests of shares of the Fund's New
Jersey Muni Portfolio and Muni Intermediate Portfolio
(collectively, the "Portfolios") made definite in number by the Fund's Rule 24f-2 Notice on Form 24f-2 for the Fund's fiscal year ended October 31, 1995 (the "Fiscal Year") accompanying this opinion (collectively, the "Shares"). During the Fund's Fiscal
Year, all of the Shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Fund is authorized to issue an unlimited number of shares of each Portfolio, with a par value of $.001.

                  We have reviewed the Fund's Master Trust Agreement ("Trust Agreement"), its By-Laws, resolutions adopted by its Board of Trustees and shareholders, a certificate of the Fund's Administrator, a certificate of the Fund's Secretary and such other legal and factual matters as we have deemed necessary. We also have relied upon an opinion of Ropes & Gray, local Massachusetts counsel to the Fund, as to matters to which the laws of the Commonwealth of Massachusetts are applicable. In our review, we have assumed the genuineness of all signatures, the legal capacity of all natural persons, the authenticity of all documents submitted to us as certified or photostatic copies, and the authenticity of the originals of such latter documents.

                  On the basis of and subject to the foregoing, we are of the opinion that the Shares were, when issued for payment as described in the Fund's prospectus pertaining to said Shares, validly issued, fully paid and non-assessable by the Fund.

                  We note that under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of such trust.
However, the Trust Agreement disclaims shareholder liability for claims against the Fund. The Trust Agreement further provides that every note, bond, contract, instrument, certificate or other undertaking made or issued by the Fund's trustees or officers shall recite to the effect that the same was executed or made by or on behalf of the Fund or by them as trustees or officers and that the obligations of such instrument are not binding upon the Fund's shareholders individually but are binding only upon the assets and property of the Fund or a particular portfolio thereof. The Trust Agreement provides for indemnification out of the assets of the portfolio of which a shareholder owns or owned shares, for any and all loss or expense for which the shareholder shall be charged or held personally liable solely by reason of the shareholder's being or having been such a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the relevant portfolio itself would be unable to meet its obligations.

                  We hereby consent to the filing of this opinion with the Securities and Exchange Commission.


                                                   Very truly yours,


                                                   /s/ Drinker Biddle & Reath
                                                   --------------------------
                                                   Drinker Biddle & Reath